Property, Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 16,323	$ 5,441	$ 54,411